Lease (Details) - Schedule of Operating Lease Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Operating Lease Income [Abstract]
Operating lease income	$ 1,450	$ 2,418
Other information:
Operating cash flows from operating leases as lessor	$ 1,698	$ 2,539